DEBT - Promissory Notes (Details) - Promissory Note - USD ($)	1 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Oct. 31, 2024	Oct. 16, 2024
DEBT
Principal amount			$ 119,000
Interest rate (in percent)				18.00%
Non-related party | Global Impex LLC
DEBT
Principal amount	$ 730,000	$ 730,000
Interest rate (in percent)	14.00%	14.00%
Redemption premium as a percentage	5.50%	5.50%